Note 20 - Business Segments (Tables)	12 Months Ended
Mar. 31, 2014
Revenues [Member]
Note 20 - Business Segments (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2012	2013	2014	2014
Network service and systems integration business:
Customers	¥95,990,449	¥103,928,400	¥111,445,519	$1,082,205
Intersegment	506,030	558,753	455,975	4,428
Total	96,496,479	104,487,153	111,901,494	1,086,633
ATM operation business:
Customers	1,324,156	2,320,086	2,826,832	27,450
Intersegment	-	-	-	-
Total	1,324,156	2,320,086	2,826,832	27,450

Elimination	506,030	558,753	455,975	4,428
Consolidated total	¥97,314,605	¥106,248,486	¥114,272,351	$1,109,655

Profit Or Loss [Member]
Note 20 - Business Segments (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2012	2013	2014	2014
Operating income (loss):
Network service and systems integration business	¥6,631,476	¥7,629,435	¥5,274,753	$51,221
ATM operation business	(194,264)	239,035	578,794	5,620
Elimination	83,729	115,828	130,235	1,264
Consolidated total	¥6,353,483	¥7,752,642	¥5,723,312	$55,577

Segment Assets [Member]
Note 20 - Business Segments (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2013	2014	2014
Segment assets:
Network service and systems integration business	¥79,958,814	¥100,860,325	$979,417
ATM operation business	2,152,452	3,006,250	29,192
Elimination
Consolidated total	¥82,111,266	¥103,866,575	$1,008,609

Corporate and Other [Member]
Note 20 - Business Segments (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2012	2013	2014	2014
Depreciation and amortization:
Network service and systems integration business	¥7,006,576	¥7,178,397	¥8,405,080	$81,619
ATM operation business	137,055	329,411	417,901	4,058
Consolidated total	¥7,143,631	¥7,507,808	¥8,822,981	$85,677